AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 97.0%
Asset-Backed Securities — 3.6%
Automobiles — 1.6%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26		200	$195,309
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27		10,176	9,603,848
Series 2021-02A, Class C, 144A
2.350%	02/20/28		6,200	5,603,978
Series 2022-04A, Class A, 144A
4.770%	02/20/29		2,900	2,854,363
Series 2023-03A, Class B, 144A
6.120%	02/22/28		8,100	8,172,377
Series 2023-08A, Class A, 144A
6.020%	02/20/30		11,800	12,169,069
Series 2024-01A, Class A, 144A
5.360%	06/20/30		10,500	10,551,990
Series 2024-01A, Class B, 144A
5.850%	06/20/30		1,250	1,250,629
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32		3,529	3,562,441
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30		1,300	1,267,427
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D
1.730%	07/15/26		67	66,888
Series 2021-03A, Class D
1.550%	06/15/27		16,800	15,848,671
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	5,100	3,528,264
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		13,522	12,681,693
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,522	1,408,446
Series 2021-02, Class C, 144A
2.110%	05/15/34		1,675	1,528,278
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26		1,200	1,152,932
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		15,845	14,458,859
Series 2021-02A, Class B, 144A
2.120%	12/27/27		500	455,409
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25		400	390,569
Series 2022-02A, Class B, 144A
2.650%	06/26/28		2,400	2,191,576
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		73	71,950
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-02, Class D, 144A
1.138%	12/26/28		69	$67,498
Series 2021-02, Class E, 144A
2.280%	12/26/28		193	190,462
Series 2021-03, Class D, 144A
1.009%	02/26/29		568	550,581
Series 2021-03, Class G, 144A
9.812%	02/26/29		3,300	3,366,759
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		10,526	10,379,702
Series 2019-01A, Class B, 144A
3.950%	11/14/28		600	581,819
Series 2021-01A, Class C, 144A
1.420%	07/14/28		1,235	1,133,031
Series 2021-01A, Class D, 144A
1.620%	11/14/30		1,875	1,703,944
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32		134	134,110
Series 2022-C, Class E, 144A
11.366%	12/15/32		687	703,781
Series 2023-B, Class F, 144A
12.240%	12/15/33		800	798,526
Series 2023-B, Class G, 144A
17.128%	12/15/33		900	908,153
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26		65	64,550
Series 2020-03, Class D
1.640%	11/16/26		483	476,945
Series 2021-01, Class D
1.130%	11/16/26		4,070	3,982,805
Series 2021-02, Class D
1.350%	07/15/27		4,414	4,284,798
Series 2022-05, Class C
4.740%	10/16/28		1,000	987,998
Series 2022-06, Class C
4.960%	11/15/28		700	692,108
Series 2023-06, Class C
6.400%	03/17/31		1,800	1,852,251
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31		230	228,963
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		5,450	5,083,275
				147,187,025
Consumer Loans — 0.7%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	1,408	1,017,267
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	185,730
A1

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		4,534	$4,146,412
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A
2.190%	08/21/34		155	152,472
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		9,385	8,740,813
Series 2021-01A, Class A1, 144A
1.550%	06/16/36		7,200	6,518,590
Series 2022-02A, Class D, 144A
6.550%	10/14/34		1,830	1,791,537
Series 2023-01A, Class D, 144A
7.490%	06/14/38		2,600	2,674,890
Series 2023-02A, Class B, 144A
6.170%	09/15/36		16,700	17,018,975
Series 2023-02A, Class C, 144A
6.740%	09/15/36		4,000	4,056,280
Series 2023-02A, Class D, 144A
7.520%	09/15/36		5,705	5,848,800
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		1,407	1,361,196
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		6,600	6,323,650
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		367	365,407
Series 2021-01, Class C, 144A
1.610%	09/25/30		2,300	2,254,241
Series 2021-01, Class D, 144A
2.040%	09/25/30		2,340	2,194,911
				64,651,171
Credit Cards — 0.1%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
6.000%(c)	07/15/29	GBP	1,800	2,273,167
Series 2021-03A, Class A2, 144A, SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.329%(c)	11/15/29		10,000	9,991,730
				12,264,897
Equipment — 0.1%
Auxilior Term Funding LLC,
Series 2023-01A, Class C, 144A
6.500%	11/15/30		1,000	1,001,584
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		7,180	6,749,300
				7,750,884
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.5%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.084%(c)	05/25/34	427	$399,089
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.944%(c)	03/25/43	197	193,402
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
5.924%(c)	01/25/34	542	517,801
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	445	160,961
Home Equity Asset Trust,
Series 2003-08, Class M1, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
6.524%(c)	04/25/34	196	192,490
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.019%(c)	03/25/54	10,298	10,375,435
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.920%(c)	05/25/54	1,234	1,241,624
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.144%(c)	09/25/34	288	260,777
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.344%(c)	04/25/34	296	281,958
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)
6.164%(c)	07/25/34	56	53,921
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC07, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.494%(c)	06/25/33	40	39,609
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
6.464%(c)	10/25/33	30	29,500
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.084%(c)	08/25/33	352	342,550
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	3,755	3,748,266
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	3,376	3,383,724
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	20,355	20,730,187

A2

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		2,743	$2,743,158
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		4,161	4,165,543
				48,859,995
Other — 0.2%
Goodleap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		1,897	1,957,017
Series 2023-04C, Class A, 144A
6.480%	03/20/57		6,054	6,203,341
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.244%(c)	06/25/24		11,027	10,950,938
				19,111,296
Residential Mortgage-Backed Securities — 0.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.044%(c)	02/25/34		95	89,884
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.098%(c)	10/25/34		217	207,910
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month SOFR + 0.774% (Cap N/A, Floor 0.660%)
6.104%(c)	11/25/32		97	95,386
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.494%(c)	11/25/34		70	68,836
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
3.783%(cc)	05/25/35		6	6,089
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.945%(c)	11/25/60	EUR	1,366	1,396,162
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
7.919%(c)	06/25/34		115	111,725
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.289%(c)	01/25/35		236	228,541
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.886%(c)	09/27/75	EUR	5,435	5,794,580
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.375%(c)	09/25/34		891	$880,648
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
7.112%(c)	03/15/26^	EUR	5,934	5,441,843
				14,321,606
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33		43	39,839
Student Loans — 0.3%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		2,715	2,388,613
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		2,059	1,902,302
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		202	197,680
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		312	284,493
Series 2020-GA, Class A, 144A
1.170%	09/16/69		463	417,052
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A
5.240%	03/15/56		11,700	11,705,246
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		3,336	3,120,336
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		5,710	5,365,397
				25,381,119

Total Asset-Backed Securities (cost $339,249,816)				339,567,832
Commercial Mortgage-Backed Securities — 17.8%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54		3,000	2,536,895
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54		11,950	10,114,363
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.187%(cc)	05/15/49		4,200	3,991,839

A3

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,328	$12,654,683
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,996	1,886,815
Series 2017-BNK08, Class A3
3.229%	11/15/50	5,466	5,085,085
Series 2018-BN13, Class A3
3.978%	08/15/61	4,700	4,554,413
Series 2018-BN13, Class A4
3.953%	08/15/61	12,920	12,363,076
Series 2019-BN18, Class A3
3.325%	05/15/62	2,005	1,821,268
Series 2019-BN20, Class A2
2.758%	09/15/62	9,559	8,411,569
Series 2019-BN24, Class A3
2.960%	11/15/62	1,737	1,554,083
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	2,950,590
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,711,659
Series 2021-BN35, Class A4
2.031%	06/15/64	3,000	2,463,603
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	23,665,804
Series 2022-BNK43, Class A5
4.399%	08/15/55	3,700	3,526,345
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55	3,700	3,625,135
Series 2022-BNK44, Class A5
5.745%(cc)	11/15/55	8,000	8,420,962
BANK5,
Series 2023-05YR02, Class A3
6.656%(cc)	07/15/56	25,000	26,374,237
Series 2023-05YR03, Class A3
6.724%(cc)	09/15/56	20,000	21,216,628
Series 2023-05YR04, Class A3
6.500%	12/15/56	21,300	22,442,276
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,067,459
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	454,454
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	371,400
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,610	1,339,214
Series 2018-CHRS, Class D, 144A
4.267%(cc)	08/05/38	550	427,542
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
6.245%(c)	03/15/37	2,300	2,208,197
Series 2019-C03, Class A3
3.319%	05/15/52	5,347	4,975,564
Series 2019-C04, Class A4
2.661%	08/15/52	10,106	9,211,939
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	$911,024
Series 2020-C06, Class A3
2.390%	02/15/53	4,400	3,858,573
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	26,587,677
Series 2022-C17, Class A5
4.441%	09/15/55	4,400	4,220,018
Series 2022-C17, Class XB, IO
0.485%(cc)	09/15/55	55,770	2,321,471
Series 2023-05C23, Class A3
6.675%(cc)	12/15/56	30,000	31,868,088
Series 2023-C20, Class A2
6.383%(cc)	07/15/56	25,000	25,967,927
Benchmark Mortgage Trust,
Series 2018-B01, Class A4
3.402%	01/15/51	7,315	7,018,644
Series 2018-B03, Class A4
3.761%	04/10/51	8,133	7,815,536
Series 2019-B10, Class A3
3.455%	03/15/62	2,293	2,140,175
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,673,678
Series 2019-B13, Class A3
2.701%	08/15/57	11,205	10,011,182
Series 2019-B14, Class A3
3.090%	12/15/62	950	899,605
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,427,407
Series 2020-B19, Class A5
1.850%	09/15/53	10,000	8,082,363
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	14,280,254
Series 2020-B22, Class A4
1.685%	01/15/54	4,300	3,531,793
Series 2020-IG01, Class A3
2.687%	09/15/43	7,400	6,102,342
Series 2021-B28, Class A4
1.980%	08/15/54	3,000	2,431,039
Series 2021-B29, Class A4
2.138%	09/15/54	29,800	24,565,368
Series 2023-B38, Class A2
5.626%	04/15/56	10,000	9,971,494
Series 2023-B38, Class A3
5.793%	04/15/56	15,000	15,555,492
Series 2023-B40, Class A2
6.930%	12/15/56	27,400	29,037,413
Series 2024-V06, Class XB, IO
0.977%(cc)	12/15/28	216,836	9,047,352
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	2,600	2,639,709
Series 2023-05C01, Class A3
6.534%(cc)	08/15/56	25,800	27,095,224
Series 2023-C06, Class A2
6.643%(cc)	09/15/56	33,000	34,897,282

A4

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2023-C07, Class A2
6.770%	12/15/56	20,000	$20,994,800
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.590%(c)	09/15/38	11,000	10,863,915
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.140%(c)	09/15/38	2,650	2,617,437
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.790%(c)	09/15/38	7,960	7,845,575
Series 2023-BRK02, Class A, 144A
6.899%(cc)	11/05/28	16,700	17,321,838
Series 2023-BRK02, Class XCP, IO, 144A
0.355%(cc)	12/05/27	665,000	7,542,563
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)
8.090%(c)	10/15/36	5,998	5,912,240
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)
8.259%(c)	12/15/38	31,347	30,896,140
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.025%(c)	01/15/39	22,900	22,499,250
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.025%(c)	01/15/39	9,900	9,392,279
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,455,963
Series 2019-CF02, Class A4
2.624%	11/15/52	19,188	16,975,382
Series 2019-CF02, Class A5
2.874%	11/15/52	347	301,634
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	11,194	10,595,801
Series 2017-CD05, Class A3
3.171%	08/15/50	9,443	8,856,085
Series 2018-CD07, Class A3
4.013%	08/15/51	2,884	2,726,201
Series 2019-CD08, Class A3
2.657%	08/15/57	17,236	15,286,955
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
7.945%(c)	09/15/38	16,750	16,917,322
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	28,540	27,110,875
Series 2016-C07, Class A2
3.585%	12/10/54	10,126	9,633,713
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C08, Class A3
3.305%	06/15/50	15,844	$14,934,091
Series 2017-C08, Class A4
3.572%	06/15/50	6,200	5,838,576
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	4,354	4,071,685
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.289%(cc)	02/10/48	76,865	199,665
Series 2015-GC29, Class A4
3.192%	04/10/48	8,254	8,007,851
Series 2015-GC31, Class A3
3.497%	06/10/48	21,371	20,844,386
Series 2015-GC31, Class A4
3.762%	06/10/48	5,140	4,984,031
Series 2017-C04, Class A3
3.209%	10/12/50	26,349	24,687,160
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,647,652
Series 2019-GC41, Class A4
2.620%	08/10/56	6,897	6,074,329
Commercial Mortgage Trust,
Series 2014-CR17, Class A5
3.977%	05/10/47	7,125	7,109,964
Series 2014-CR20, Class A3
3.326%	11/10/47	9,538	9,461,250
Series 2014-CR20, Class A4
3.590%	11/10/47	8,000	7,890,562
Series 2014-UBS06, Class A4
3.378%	12/10/47	5,304	5,234,791
Series 2015-CR22, Class A5
3.309%	03/10/48	5,025	4,904,887
Series 2015-CR25, Class A3
3.505%	08/10/48	10,491	10,245,494
Series 2015-CR26, Class A3
3.359%	10/10/48	2,577	2,506,974
Series 2015-CR26, Class A4
3.630%	10/10/48	16,667	16,142,199
Series 2015-LC21, Class A3
3.445%	07/10/48	13,425	13,158,883
Series 2015-LC23, Class A3
3.521%	10/10/48	28,060	27,474,017
Series 2015-LC23, Class A4
3.774%	10/10/48	6,766	6,555,139
Series 2015-PC01, Class A5
3.902%	07/10/50	145	142,058
Series 2016-COR01, Class A3
2.826%	10/10/49	19,097	18,016,715
Series 2016-CR28, Class A3
3.495%	02/10/49	4,700	4,573,173
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	3,012,995

A5

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)
7.523%(c)	05/15/36	6,060	$6,055,265
Series 2019-ICE04, Class F, 144A, 1 Month SOFR + 2.697% (Cap N/A, Floor 2.650%)
8.023%(c)	05/15/36	4,222	4,210,541
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	25,821,645
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,350	6,960,043
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	10,532	10,354,550
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	4,936,190
Series 2018-CX12, Class A3 (original cost $4,682,658; purchased 06/27/22)(f)
3.959%	08/15/51	4,845	4,608,616
Series 2019-C15, Class A3
3.779%	03/15/52	6,000	5,593,499
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,207,239
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)
7.621%(c)	05/15/35	3,097	3,028,740
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,425	1,053,687
Series 2016-85T, Class E, 144A
3.808%(cc)	12/10/36	1,200	824,339
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	15,380	14,544,854
Series 2017-C06, Class A3
3.269%	06/10/50	7,089	6,892,589
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,541,846
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	7,200	6,041,073
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)
8.107%(c)	11/15/38	7,741	7,663,580
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.646%(cc)	09/25/24	1,403	2,114
Series K052, Class X1, IO
0.625%(cc)	11/25/25	58,672	479,188
Series K055, Class X1, IO
1.334%(cc)	03/25/26	11,529	258,444
Series K058, Class X1, IO
0.907%(cc)	08/25/26	188,496	3,302,735
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K066, Class A2
3.117%	06/25/27	800	$764,046
Series K097, Class X1, IO
1.090%(cc)	07/25/29	40,495	1,908,550
Series K098, Class X1, IO
1.141%(cc)	08/25/29	9,015	448,294
Series K101, Class X1, IO
0.834%(cc)	10/25/29	376	14,127
Series K115, Class X1, IO
1.323%(cc)	06/25/30	51,752	3,371,926
Series K121, Class X1, IO
1.021%(cc)	10/25/30	240	12,270
Series K122, Class X1, IO
0.878%(cc)	11/25/30	15,248	689,683
Series K131, Class X1, IO
0.728%(cc)	07/25/31	162,343	6,965,967
Series K513, Class X1, IO
0.690%(cc)	12/25/28	117,011	3,474,583
Series K736, Class X1, IO
1.281%(cc)	07/25/26	1,969	43,843
Series K741, Class X1, IO
0.566%(cc)	12/25/27	1,997	35,186
Series KG03, Class X1, IO
1.375%(cc)	06/25/30	31,022	2,035,272
Series Q001, Class XA, IO
2.104%(cc)	02/25/32	8,112	573,333
FREMF Mortgage Trust,
Series 2017-K63, Class X2A, IO, 144A
0.100%	02/25/50	1,133,869	2,384,752
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	1,011,333	2,662,839
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.540%(c)	10/15/36	876	842,696
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	8,795	8,706,742
Series 2014-GC26, Class A4
3.364%	11/10/47	2,879	2,849,960
Series 2015-GC34, Class A3
3.244%	10/10/48	7,392	7,164,223
Series 2015-GC34, Class A4
3.506%	10/10/48	8,500	8,110,522
Series 2015-GS01, Class A2
3.470%	11/10/48	10,799	10,442,875
Series 2016-GS03, Class A3
2.592%	10/10/49	7,690	7,243,852
Series 2017-GS06, Class A2
3.164%	05/10/50	17,718	16,629,891
Series 2017-GS06, Class A3
3.433%	05/10/50	250	233,296
Series 2018-GS10, Class A4
3.890%	07/10/51	16,926	16,099,002
Series 2019-GC42, Class A3
2.749%	09/10/52	16,400	14,558,946

A6

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	$6,039,655
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	10,165,745
Series 2020-GSA02, Class A4
1.721%	12/12/53	989	791,487
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	307,297
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A5
3.775%	08/15/47	5,039	5,009,458
Series 2014-C22, Class A4
3.801%	09/15/47	3,000	2,968,644
Series 2015-C30, Class A5
3.822%	07/15/48	12,312	11,807,271
Series 2016-C01, Class A4
3.311%	03/17/49	13,677	13,221,284
Series 2020-COR07, Class A2
2.215%	05/13/53	15,250	14,084,214
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	6,220	5,937,621
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	2,777,552
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,204	1,133,129
Series 2020-COR07, Class A5
2.180%	05/13/53	5,000	3,970,373
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,219	1,157,089
Series 2016-JP02, Class XB, IO
1.096%(cc)	08/15/49	14,440	311,803
Series 2016-JP03, Class A4
2.627%	08/15/49	3,801	3,570,919
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	6,750	4,051,121
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	510	204,085
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	40,261	37,239,750
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	9,750	9,197,521
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)
8.040%(c)	04/15/38	10,234	10,131,992
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
7.936%(c)	01/15/27	5,379	5,334,822
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A5
3.892%	06/15/47		17,888	$17,817,647
Series 2015-C21, Class A3
3.077%	03/15/48		1,865	1,827,076
Series 2016-C29, Class A3
3.058%	05/15/49		209	200,414
Series 2017-C34, Class A3
3.276%	11/15/52		6,000	5,627,891
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49		2,800	2,624,266
Series 2016-UB12, Class A3
3.337%	12/15/49		1,335	1,265,978
Series 2016-UB12, Class A4
3.596%	12/15/49		4,848	4,562,550
Series 2017-H01, Class A4
3.259%	06/15/50		25,000	23,677,207
Series 2017-H01, Class XB, IO
0.675%(cc)	06/15/50		175,741	3,031,585
Series 2017-HR02, Class A3
3.330%	12/15/50		7,306	6,854,913
Series 2019-H07, Class A3
3.005%	07/15/52		5,625	5,065,835
Series 2019-H07, Class A4
3.261%	07/15/52		161	146,032
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36		1,305	1,153,965
Series 2021-L05, Class A3
2.438%	05/15/54		3,945	3,373,811
Series 2021-L06, Class A3
2.196%(cc)	06/15/54		3,000	2,475,254
Series 2021-L07, Class A4
2.322%	10/15/54		16,100	13,331,248
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		3,800	3,245,028
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.139%(c)	03/15/36		8,350	8,141,740
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
7.388%(c)	10/15/36		17,282	16,892,930
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	216,390
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.971%(c)	08/17/31	GBP	236	297,782
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.321%(c)	08/17/31	GBP	12,932	16,185,120

A7

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2017-C01, Class XB, IO
0.936%(cc)	06/15/50	13,000	$330,896
Series 2017-C02, Class A3
3.225%	08/15/50	1,840	1,726,016
Series 2017-C04, Class A3
3.301%	10/15/50	17,678	16,551,149
Series 2017-C07, Class A4
3.679%	12/15/50	255	239,119
Series 2018-C08, Class A3
3.720%	02/15/51	8,002	7,591,154
Series 2018-C08, Class A4
3.983%	02/15/51	463	438,183
Series 2018-C12, Class A4 (original cost $7,627,533; purchased 06/27/22)(f)
4.030%	08/15/51	7,918	7,574,259
Series 2019-C16, Class A3
3.344%	04/15/52	8,947	8,309,011
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50	11,927	11,580,581
Series 2015-NXS04, Class A3
3.452%	12/15/48	15,245	14,770,113
Series 2016-BNK01, Class A2
2.399%	08/15/49	8,398	7,862,846
Series 2016-C35, Class A3
2.674%	07/15/48	3,979	3,779,069
Series 2016-C36, Class A3
2.807%	11/15/59	7,263	6,861,334
Series 2016-LC24, Class A3
2.684%	10/15/49	1,363	1,292,976
Series 2016-LC25, Class A4
3.640%	12/15/59	401	383,321
Series 2016-NXS06, Class A4
2.918%	11/15/49	15,000	14,155,473
Series 2017-C38, Class A4
3.190%	07/15/50	6,077	5,748,783
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,258,990
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	9,609,000
Series 2017-C42, Class A4
3.589%	12/15/50	510	468,021
Series 2017-RB01, Class A4
3.374%	03/15/50	3,397	3,177,358
Series 2019-C49, Class A3
3.749%	03/15/52	9,112	8,859,387
Series 2019-C52, Class A4
2.643%	08/15/52	12,939	11,575,214
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,101,122
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,520,272
Series 2021-C61, Class A4
2.658%	11/15/54	2,075	1,754,588
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)
9.940%(c)	05/15/31	8,900	$8,052,997

Total Commercial Mortgage-Backed Securities (cost $1,656,096,252)			1,673,495,901
Corporate Bonds — 43.7%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,814,690
5.300%	03/26/34	10,500	10,545,965
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	2,358,260
3.625%	02/01/31	32,710	28,801,850
3.625%	03/01/48	913	623,045
3.825%	03/01/59	1,540	1,024,989
3.850%	11/01/48	685	482,238
3.900%	05/01/49	1,020	726,847
3.950%	08/01/59	2,455	1,680,241
5.150%	05/01/30	98	94,840
5.705%	05/01/40	3,792	3,629,626
5.805%	05/01/50	5,367	5,076,079
5.930%	05/01/60	130	121,762
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
6.950%	01/17/28	455	471,636
Gtd. Notes, 144A
6.950%	01/17/28	860	891,444
RTX Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28(a)	1,015	982,402
			59,325,914
Agriculture — 1.1%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	8,565	6,288,682
6.200%	11/01/28	23,190	24,169,481
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	6,460	5,760,217
3.222%	08/15/24	57	56,429
3.557%	08/15/27	1,208	1,143,203
4.742%	03/16/32	344	329,095
4.906%	04/02/30	260	254,385
6.000%	02/20/34	3,985	4,033,607
6.343%	08/02/30(a)	3,092	3,218,872
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,683	1,631,079
5.931%	02/02/29(a)	14,280	14,661,642

A8

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/13/29	1,200	$1,193,417
5.125%	02/15/30	35,075	35,084,051
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	6,196	6,024,003
7.000%	08/04/41	415	432,904
			104,281,067
Airlines — 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	318	298,078
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	214	211,062
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	860	850,470
4.750%	10/20/28	17,160	16,773,898
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27(a)	2,763	2,782,385
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	16,005	15,978,858
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	843	842,493
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,173	1,098,350
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	956	876,353
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	767	694,665
			40,406,612
Auto Manufacturers — 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	6,325	5,239,835
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	5,270	4,708,950
7.122%	11/07/33	2,475	2,662,183
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	2,705	2,565,671
5.150%	04/01/38	4,270	4,009,313
6.250%	10/02/43	18,545	18,954,949
6.600%	04/01/36	20	21,261
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	875	$861,437
Sr. Unsec’d. Notes
2.900%	02/26/25	265	258,459
3.600%	06/21/30(a)	7,485	6,758,369
5.800%	06/23/28	10,580	10,784,589
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
6.500%	01/16/29	11,075	11,625,411
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	119,012
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	01/12/33(a)	4,933	4,892,878
			73,462,317
Banks — 13.9%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
6.339%(ff)	09/18/27(a)	11,600	11,783,860
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26	18,100	18,289,266
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	736,838
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29	1,040	1,001,000
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
1.849%	03/25/26	6,600	6,165,739
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	6,875	6,882,956
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24(oo)	99	99,063
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	37,550	30,735,907
2.572%(ff)	10/20/32(a)	200	165,622
2.687%(ff)	04/22/32	1,595	1,348,283
5.288%(ff)	04/25/34	10,195	10,167,156
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,270	10,894,237
2.496%(ff)	02/13/31	48,784	41,984,318
3.194%(ff)	07/23/30	2,435	2,209,994
3.824%(ff)	01/20/28	2,725	2,624,463
4.078%(ff)	04/23/40(a)	14,560	12,585,992
4.271%(ff)	07/23/29	1,152	1,110,536
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40,795	34,442,069
Sub. Notes, MTN
4.450%	03/03/26	6,250	6,159,477
Sub. Notes, Series L, MTN
3.950%	04/21/25	1,850	1,819,568

A9

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	11,025	$9,292,470
2.894%(ff)	11/24/32	225	186,295
5.501%(ff)	08/09/28	9,050	9,021,759
5.829%(ff)	05/09/27	2,110	2,113,530
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	2,055	2,013,060
Sub. Notes
4.836%	05/09/28	1,090	1,058,586
7.119%(ff)	06/27/34	30,205	32,131,158
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	4,855	4,510,711
1.675%(ff)	06/30/27	1,840	1,695,644
1.904%(ff)	09/30/28	5,100	4,534,481
2.159%(ff)	09/15/29	7,225	6,300,152
2.219%(ff)	06/09/26	2,685	2,581,129
2.871%(ff)	04/19/32	1,565	1,323,495
3.132%(ff)	01/20/33	2,835	2,413,093
3.375%	01/09/25(a)	305	299,943
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	5,500	4,842,411
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	1,500	1,497,613
5.335%(ff)	06/12/29	1,605	1,613,102
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.277%(ff)	01/20/32	500	404,037
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	285	267,373
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,275	1,256,997
4.875%	04/01/26	365	358,350
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.673%(ff)	03/15/30	7,120	7,110,838
6.684%(ff)	09/13/27	14,890	15,206,413
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	11,641,369
2.572%(ff)	06/03/31	25,355	21,673,108
2.666%(ff)	01/29/31	16,065	13,928,254
2.976%(ff)	11/05/30	6,450	5,728,280
3.057%(ff)	01/25/33	4,240	3,598,331
3.668%(ff)	07/24/28	675	641,835
3.700%	01/12/26	655	637,870
3.785%(ff)	03/17/33	2,210	1,974,295
3.887%(ff)	01/10/28	2,335	2,251,195
3.980%(ff)	03/20/30	15,620	14,722,806
4.075%(ff)	04/23/29(a)	24,921	23,860,911
Sub. Notes
4.125%	07/25/28	15	14,374
4.600%	03/09/26	1,105	1,087,898
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29	15,290	$15,836,081
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26	7,920	7,570,173
Danske Bank A/S (Denmark),
Sr. Preferred Notes, 144A, MTN
6.259%(ff)	09/22/26	16,605	16,766,935
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,246	2,051,111
3.961%(ff)	11/26/25	1,140	1,123,805
6.720%(ff)	01/18/29	11,160	11,541,830
Sr. Non-Preferred Notes, SOFR + 1.219%
6.574%(c)	11/16/27	2,560	2,533,515
Sub. Notes
3.742%(ff)	01/07/33	6,345	5,214,382
7.079%(ff)	02/10/34	13,501	13,841,463
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,995	2,851,666
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29(a)	4,000	4,121,864
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,525	1,412,255
1.992%(ff)	01/27/32	11,456	9,275,658
2.383%(ff)	07/21/32(a)	50,770	41,617,758
2.600%	02/07/30	2,885	2,526,359
2.615%(ff)	04/22/32	5,438	4,560,998
2.650%(ff)	10/21/32(a)	3,260	2,713,278
3.500%	04/01/25	435	426,887
3.750%	02/25/26	1,335	1,303,619
3.814%(ff)	04/23/29	74,490	70,598,076
3.850%	01/26/27	3,205	3,107,261
4.017%(ff)	10/31/38	7,432	6,382,595
4.223%(ff)	05/01/29	13,345	12,842,015
Sub. Notes
6.750%	10/01/37	540	589,041
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)	200	186,500
4.700%(ff)	03/09/31(oo)	341	286,866
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26	455	446,456
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	26,409	27,044,797
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	700	649,482
3.550%	04/09/24(a)	455	454,734
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	3,970	3,958,381

A10

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	18,645	$18,375,652
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)(a)	565	549,623
Jr. Sub. Notes, Series NN
6.875%(ff)	06/01/29(oo)	12,190	12,635,243
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	62,094	50,559,959
2.069%(ff)	06/01/29	8,300	7,361,182
2.525%(ff)	11/19/41	23,066	16,108,619
2.545%(ff)	11/08/32(a)	1,806	1,501,781
2.580%(ff)	04/22/32(a)	9,460	7,986,321
2.739%(ff)	10/15/30	214	189,534
2.963%(ff)	01/25/33(a)	450	384,339
3.300%	04/01/26	650	629,413
3.509%(ff)	01/23/29	87	82,286
3.782%(ff)	02/01/28	1,715	1,651,687
3.960%(ff)	01/29/27	545	532,255
4.005%(ff)	04/23/29	6,715	6,433,235
4.565%(ff)	06/14/30	657	640,614
6.087%(ff)	10/23/29	68,225	70,895,159
Sub. Notes
2.956%(ff)	05/13/31	112	98,017
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	215	215,587
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	266	222,884
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.667%(ff)	05/27/29(a)	30,340	30,833,532
Morgan Stanley,
Sr. Unsec’d. Notes
5.173%(ff)	01/16/30(a)	5,000	5,006,259
6.407%(ff)	11/01/29	25,020	26,229,767
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32(a)	6,490	5,292,420
2.699%(ff)	01/22/31	86,795	75,854,484
3.772%(ff)	01/24/29	1,220	1,160,914
3.875%	01/27/26	1,285	1,255,395
4.431%(ff)	01/23/30	7,195	6,963,571
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32(a)	7,175	5,736,386
1.928%(ff)	04/28/32	21,740	17,447,288
2.511%(ff)	10/20/32	2,950	2,437,607
2.943%(ff)	01/21/33(a)	6,530	5,547,028
3.125%	07/27/26	2,760	2,639,244
3.591%(cc)	07/22/28	695	660,702
5.250%(ff)	04/21/34	9,940	9,848,598
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.875%(ff)	10/20/34	10,415	11,402,774
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28(a)	5,880	5,429,886
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	1,350	$1,253,909
2.889%(ff)	06/09/32	1,245	1,022,980
3.337%(ff)	01/21/33	6,695	5,615,704
Sr. Non-Preferred Notes, 144A, MTN
6.447%(ff)	01/12/27	3,200	3,229,961
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	438,003
2.696%	07/16/24	5,070	5,027,765
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34(a)	11,240	11,377,370
7.161%(ff)	10/30/29	9,640	10,284,038
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	8,620	7,457,222
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34(a)	3,905	3,980,929
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	477	389,351
Sr. Unsec’d. Notes
3.750%	03/26/25	840	823,831
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	7,370	7,051,746
3.091%(ff)	05/14/32	1,190	1,008,525
3.126%(ff)	08/13/30	2,615	2,320,613
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26	555	528,344
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	425	356,208
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	9,935	9,860,541
6.491%(ff)	10/23/34	29,940	32,136,887
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28(a)	25,050	22,933,271
2.572%(ff)	02/11/31	28,043	24,163,890
2.879%(ff)	10/30/30	27,055	23,918,367
3.350%(ff)	03/02/33	3,235	2,804,987
5.557%(ff)	07/25/34	29,185	29,320,634
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	119	115,666
			1,307,055,338
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40	4,245	3,850,592
4.600%	04/15/48	231	210,322

A11

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29	280	$265,619
			4,326,533
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	5,905	6,002,406
5.650%	03/02/53	4,410	4,494,387
			10,496,793
Building Materials — 0.0%
CEMEX Materials LLC (Mexico),
Gtd. Notes
7.700%	07/21/25	2,100	2,149,728
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	795	755,450
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	215,485
			3,120,663
Chemicals — 0.8%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31	439	374,522
Braskem Idesa SAPI (Mexico),
Sr. Sec’d. Notes
6.990%	02/20/32	200	154,320
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	4,589	4,101,786
4.500%	01/31/30	665	571,102
8.500%	01/12/31	1,216	1,251,264
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	8,925	8,789,639
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	858	842,860
FMC Corp.,
Sr. Unsec’d. Notes
5.650%	05/18/33(a)	20,000	19,669,005
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	1,622	1,549,221
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	1,480	1,374,431
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	10,100	7,559,925
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
MEGlobal BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		1,051	$1,009,617
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		4,105	4,074,212
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30		12,592	11,206,350
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		476	402,853
4.500%	10/22/25		479	467,025
5.125%	06/23/51		419	315,690
5.625%	04/25/24		777	775,850
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		1,311	1,197,454
2.875%	05/11/31(a)		1,242	1,029,308
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26(a)		1,783	1,676,020
6.500%	09/27/28(a)		1,030	981,075
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		5,020	4,348,826
4.750%	06/01/28		830	805,640
				74,527,995
Commercial Services — 1.3%
Brown University,
Bonds, Series A
2.924%	09/01/50(a)		10,165	7,116,990
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		165	114,482
4.700%	11/01/2111		220	196,395
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	4,377	4,555,376
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		1,558	1,485,382
Duke University,
Unsec’d. Notes, Series 2020
2.757%	10/01/50		4,250	2,947,780
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	06/01/28		12,055	12,075,696
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		12,861	12,254,103
3.800%	11/01/25		3,545	3,455,730
4.500%	02/15/45		625	553,073
4.900%	05/01/33		34,470	33,750,667
7.000%	10/15/37		2,200	2,510,277

A12

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Georgetown University (The),
Sr. Unsec’d. Notes
5.115%	04/01/53(a)	3,375	$3,422,625
Unsec’d. Notes, Series A
5.215%	10/01/2118	188	177,533
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,775	1,729,085
2.900%	05/15/30	266	230,935
2.900%	11/15/31	78	65,464
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60	830	540,610
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,310	1,086,038
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	4,103	3,119,340
4.678%	07/01/2114	804	736,275
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	3,325	2,255,352
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	1,210	797,239
3.150%	07/15/46	1,030	785,148
3.300%	07/15/56	120	89,575
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020
2.516%	07/01/50	25,000	16,765,466
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	100	70,139
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	62,487
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	50,112
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	815,805
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	1,361,153
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	590	495,622
2.402%	04/15/50	6,500	4,197,602
			119,869,556
Computers — 0.2%
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	2,425	2,003,989
4.375%	05/15/30	9,500	8,991,916
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers (cont’d.)
5.750%	03/15/33		3,550	$3,646,023
				14,641,928
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32		250	225,292
Diversified Financial Services — 0.7%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)		700	647,046
Sr. Unsec’d. Notes
6.489%(ff)	10/30/31(a)		11,105	11,897,327
BOC Aviation Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		200	188,602
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		1,690	1,687,912
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.624%(ff)	10/30/31		14,640	16,171,159
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series K
5.000%(ff)	06/01/27(oo)		372	355,524
Sr. Unsec’d. Notes, SOFR Index + 1.050%
6.409%(c)	03/03/27		5,760	5,777,112
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		3,830	3,760,137
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		9,020	7,447,922
6.500%	01/20/43		345	361,927
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,670	1,384,653
2.710%	01/22/29(a)		7,920	7,043,516
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30(a)		1,900	1,739,094
6.150%	12/06/28		200	205,244
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		680	676,430
3.950%	04/23/30(a)		250	228,828
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,150	1,104,203
3.350%	05/16/31		400	347,625
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26		105	100,728
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26		4,969	4,599,261
				65,724,250

A13

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 1.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	1,575	$1,178,069
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46	111	91,190
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	975	818,805
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.950%	11/01/32	131	136,468
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	775	700,611
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.413%	09/01/52	200	210,173
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48	590	480,722
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	1,510	1,389,117
Comision Federal de Electricidad (Mexico),
Gtd. Notes
4.688%	05/15/29	4,000	3,757,500
Gtd. Notes, 144A
3.348%	02/09/31	2,663	2,216,115
3.875%	07/26/33	244	198,326
4.688%	05/15/29	7,063	6,634,806
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	374,754
4.000%	03/01/48	775	628,678
4.350%	11/15/45	1,080	923,745
6.450%	01/15/38	715	784,705
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	1,020	812,998
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	405	382,747
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	3,025	2,975,175
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	7,011,052
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,307,436
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	3,535	3,469,041
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	3,505	$3,542,803
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	528,470
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	282,025
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	2,255	2,071,754
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	2,634	2,522,055
Sr. Unsec’d. Notes
7.125%	02/11/25	200	199,100
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	2,857	2,844,144
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	1,773	1,764,135
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	11,777	11,718,115
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	9,140	9,274,338
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	915	750,286
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25	780	764,031
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28(a)	3,263	3,018,301
5.150%	03/30/26	2,450	2,428,641
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	660	651,864
5.450%	07/15/44	130	124,023
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	6,430	6,480,402
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	335	387,002
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30(a)	4,155	3,539,083
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,087	1,941,562
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32(a)	310	257,867

A14

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		1,425	$1,396,922
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40		697	690,417
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,515	1,145,749
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		3,164	2,970,179
2.450%	12/02/27		2,625	2,361,082
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26		850	831,938
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50		705	509,527
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		1,250	984,007
Pacific Gas & Electric Co.,
First Mortgage
3.000%	06/15/28		152	138,914
3.300%	08/01/40		469	344,435
3.950%	12/01/47		2,590	1,939,200
4.250%	03/15/46		900	704,862
4.500%	07/01/40		7,355	6,274,892
4.750%	02/15/44		13,195	11,119,817
4.950%	07/01/50		3,780	3,256,318
PacifiCorp,
First Mortgage
3.300%	03/15/51		2,500	1,670,504
4.100%	02/01/42		2,239	1,791,686
4.125%	01/15/49		6,000	4,713,927
4.150%	02/15/50		8,310	6,520,409
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		2,120	1,659,640
First Ref. Mortgage
4.800%	10/15/43		910	831,204
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	680	720,706
4.875%	07/17/49		200	169,250
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	2,105,585
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		5,685	5,191,843
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	306,694
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sempra,
Jr. Sub. Notes
4.125%(ff)	04/01/52	6,217	$5,735,590
Southern California Edison Co.,
First Ref. Mortgage
3.900%	12/01/41	1,492	1,195,647
4.000%	04/01/47	6,075	4,812,005
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	345	321,786
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	6,355	6,038,028
			170,024,997
Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
4.750%	03/30/26	4,485	4,453,031
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.750%	08/09/26	7,470	6,827,860
			11,280,891
Engineering & Construction — 0.3%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26	439	423,977
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	2,665	2,499,270
4.250%	10/31/26	2,251	2,173,971
5.500%	10/31/46	1,883	1,590,547
5.500%	07/31/47	20,583	17,373,339
			24,061,104
Entertainment — 0.4%
GENM Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31	307	269,009
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	8,984	7,707,195
5.141%	03/15/52	36,810	30,566,601
			38,542,805
Foods — 0.6%
Campbell Soup Co.,
Sr. Unsec’d. Notes
5.400%	03/21/34	6,345	6,390,909
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl,
Gtd. Notes, 144A
6.750%	03/15/34	14,800	15,500,212
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
3.000%	05/15/32	3,485	2,826,289
3.625%	01/15/32	225	192,034

A15

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
5.125%	02/01/28	2,700	$2,659,694
5.750%	04/01/33	100	98,213
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	1,252	1,056,729
4.625%	10/01/39	920	837,263
5.000%	06/04/42	2,032	1,905,712
6.500%	02/09/40	2,950	3,209,515
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	681,452
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	3,775	3,201,612
4.250%	04/15/31	8,245	7,437,285
6.250%	07/01/33	6,570	6,724,104
			52,721,023
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/30/29	5,000	4,618,750
4.500%	08/01/24	225	223,374
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	1,220	1,255,609
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30	1,557	1,420,763
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31(a)	6,020	5,316,412
			12,834,908
Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	641	594,306
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	405	420,779
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	139	129,671
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30(a)	179	165,033
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,080	1,937,192
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43	1,550	1,296,799
			4,543,780
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	02/15/26		5,930	$5,965,576
6.050%	04/15/28		74	75,102
				6,040,678
Healthcare-Products — 0.1%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30		200	172,691
2.750%	09/23/26		200	188,934
5.375%	12/06/32		200	201,830
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		5,675	5,000,327
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	995	783,515
2.250%	03/07/39	EUR	339	310,889
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	445,990
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	1,340	1,104,917
1.875%	10/01/49	EUR	885	683,815
				8,892,908
Healthcare-Services — 1.7%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	923,921
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		105	78,997
4.272%	08/15/48		1,320	1,156,781
Unsec’d. Notes, Series 2020
2.211%	06/15/30		1,455	1,243,950
3.008%	06/15/50		2,445	1,705,169
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,043	904,344
6.750%	12/15/37		2,170	2,417,848
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		315	267,508
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		745	664,741
3.106%	11/15/39		2,480	1,963,026
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		1,411	1,161,340
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		1,190	977,355

A16

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	415	$383,448
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24(a)	8,230	8,103,258
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.950%	12/15/34	5,100	5,404,368
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	4,200	2,994,448
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	93	88,008
4.375%	03/15/42	447	374,868
4.500%	02/15/27	10,265	10,064,597
5.375%	02/01/25	1,405	1,401,176
5.625%	09/01/28	42	42,511
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	12,560	10,577,199
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	913,658
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,259,432
Gtd. Notes, Series 2019
3.266%	11/01/49	80	58,896
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	712,460
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,310,530
Unsec’d. Notes, Series 2021
3.196%	11/15/61	2,225	1,534,026
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	3,078,672
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,167,427
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50	885	554,760
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	687,888
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	5,095	3,763,159
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,725,433
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	$176,258
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,276	1,698,692
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	133,905
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	2,155	1,421,609
Sec’d. Notes, Series 2042
2.719%	01/01/42	2,720	1,918,702
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	949	909,636
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes
5.403%	10/01/33	19,125	19,396,011
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31(a)	2,686	2,302,786
3.500%	03/30/25	1,650	1,617,570
5.750%	01/30/40	1,126	1,103,590
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	6,644	6,697,506
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	355	314,122
Sec’d. Notes, Series 2019
3.372%	11/15/51	235	174,782
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	740	559,585
4.625%	11/15/41	2,575	2,391,738
5.200%	04/15/63	33,730	32,740,058
UPMC,
Sec’d. Notes
5.377%	05/15/43	2,870	2,900,579
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	315	282,617
			156,404,948
Insurance — 0.6%
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	212	200,402
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46	950	883,351
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	1,185	1,131,062

A17

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29		420	$397,489
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.900%	04/05/32		184	165,579
4.350%	04/05/42		27	22,731
4.400%	04/05/52		78	63,705
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		2,230	2,018,020
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		17,542	15,315,973
4.850%	04/17/28		2,983	2,945,067
5.625%	08/16/32(a)		2,062	2,055,188
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		26,283	25,626,657
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		730	751,265
7.000%	06/15/40		1,625	1,795,717
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,310	1,039,222
5.000%	03/30/43		250	227,654
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		596	420,198
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		80	72,783
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		510	547,859
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		2,915	2,672,503
6.850%	12/16/39		84	95,477
				58,447,902
Internet — 0.1%
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		1,840	1,771,000
Sr. Unsec’d. Notes
4.193%	01/19/32		200	173,250
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		200	174,850
United Group BV (Slovenia),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	4,900	4,890,945
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	6,025	6,256,513
				13,266,558
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31	135	$120,256
3.450%	04/15/30	805	738,281
			858,537
Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	1,810	1,738,731
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29(a)	2,150	2,134,256
5.450%	09/15/26	7,660	7,698,097
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	1,610	1,566,767
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31	4,625	3,986,718
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.050%(cc)	01/08/26	1,800	1,730,250
5.125%	08/08/25	689	679,078
5.400%	08/08/28	2,904	2,848,795
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28(a)	1,068	1,011,262
			23,393,954
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC,
Gtd. Notes
4.550%	04/10/28	10,940	10,719,480
5.500%	01/12/29(a)	9,205	9,340,505
CNH Industrial NV,
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	86	82,512
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	4,025	3,339,441
Nordson Corp.,
Sr. Unsec’d. Notes
5.600%	09/15/28	3,110	3,170,724
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	1,345	1,324,159
			27,976,821
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51	750	464,005
3.900%	06/01/52	13,070	8,319,518
4.800%	03/01/50	300	221,952
5.050%	03/30/29	7,445	7,179,016
5.375%	04/01/38	2,955	2,571,507

A18

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
5.375%	05/01/47	1,805	$1,457,297
6.384%	10/23/35	6,090	6,023,632
6.484%	10/23/45	5,888	5,463,380
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	5,035	4,183,409
3.950%	10/15/25	670	659,020
5.500%	05/15/64	19,010	19,063,582
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	20,090	20,351,048
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	4,225	3,509,273
3.150%	08/15/24	845	835,921
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	2,044	1,396,019
4.650%	05/15/50	115	89,538
5.300%	05/15/49	14,345	12,071,643
			93,859,760
Mining — 1.5%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	380,738
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,835	5,008,943
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30	14,490	14,689,379
5.250%	09/08/33	15,000	15,141,717
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	3,282	3,204,052
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	925	900,720
Sr. Unsec’d. Notes, 144A
6.250%	07/15/33	49,540	51,229,889
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	17,476	14,895,833
2.600%	07/15/32(a)	37,000	30,931,372
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,309	3,886,334
			140,268,977
Miscellaneous Manufacturing — 0.2%
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	13,010	11,142,641
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	5,450	$4,590,201
			15,732,842
Multi-National — 0.0%
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	675	691,457
Oil & Gas — 3.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	16,405	14,003,662
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26	4,506	4,159,127
3.750%	01/15/30	10,000	9,126,863
5.600%	06/13/28	7,125	7,227,527
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	2,372	2,324,560
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	2,975	3,072,979
6.450%	06/30/33	2,760	2,966,409
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	360	260,437
5.250%	06/15/37	5,941	5,641,875
5.400%	06/15/47	693	649,274
6.750%	11/15/39	542	591,461
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	2,220	2,217,700
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	165	152,372
4.300%	11/15/44	580	508,578
5.050%	09/15/33	14,764	14,896,327
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	745	686,300
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	4,475	4,316,320
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	26,444	25,345,593
6.250%	03/15/33	28,411	30,295,148
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	3,849	3,731,567
8.625%	01/19/29	11,055	11,670,266
8.875%	01/13/33	6,400	6,723,136
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26(a)	3,699	3,512,894

A19

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.375%	03/30/28		7,860	$7,189,444
5.875%	03/30/31		140	122,763
Energean PLC (Egypt),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27		278	261,754
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		305	239,320
7.150%	11/15/25		3,780	3,895,910
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		5,325	4,473,132
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		400	332,750
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	194,400
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,069	1,048,482
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		16,930	16,243,020
4.750%	09/15/44		136	120,961
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		764	850,636
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48		200	215,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	4,000	4,867,961
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	3,335	4,213,564
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.625%	11/24/25	EUR	4,670	4,824,105
4.500%	01/23/26		1,088	1,021,700
4.750%	02/26/29	EUR	6,423	5,826,423
5.950%	01/28/31		5,126	4,107,976
6.350%	02/12/48		1,767	1,126,904
6.490%	01/23/27		2,123	1,998,592
6.500%	03/13/27		8,317	7,818,063
6.500%	01/23/29		2,335	2,089,825
6.625%	06/15/35		134	101,706
6.700%	02/16/32		3,400	2,830,500
6.840%	01/23/30		5,728	5,026,320
6.875%	10/16/25		131	129,530
10.000%	02/07/33		480	476,352
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	8,395	7,970,112
Gtd. Notes, MTN
6.750%	09/21/47		478	315,958
8.750%	06/02/29		195	190,186
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Phillips 66 Co.,
Gtd. Notes
3.605%	02/15/25	985	$968,326
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	1,690	1,421,149
2.150%	01/15/31	6,545	5,512,169
5.100%	03/29/26	7,225	7,217,201
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A
6.950%	03/05/54(a)	2,236	2,292,537
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31	200	171,800
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	19,302	16,776,142
6.875%	09/19/33	8,210	8,653,909
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24(a)	814	813,512
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30	650	667,672
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	270	199,660
6.500%	06/15/38(a)	1,108	1,175,614
6.800%	05/15/38	1,385	1,500,429
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43	1,247	1,088,787
			292,662,631
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	1,330	1,313,518
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	6,297	6,071,504
			7,385,022
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes
5.500%	04/15/28(a)	9,455	9,528,075
Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	1,230	1,212,763
4.050%	11/21/39	25,675	22,862,518
4.700%	05/14/45	1,745	1,629,975
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,875	1,828,784

A20

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.375%	12/15/28	20,000	$18,812,470
4.625%	06/25/38	625	521,131
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	870	593,092
Cencora, Inc.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	460,273
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	2,120	1,606,297
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40(a)	23,770	16,537,636
3.250%	08/15/29	16,049	14,723,269
5.875%	06/01/53(a)	930	944,659
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	2,200	1,930,147
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	566,009
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	6,760	5,610,924
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	19,227	14,196,575
			104,036,522
Pipelines — 3.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,400	1,241,838
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	7,555	7,295,647
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	24,400	25,292,418
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,304,744
5.600%	04/01/44	1,900	1,854,275
5.625%	07/15/27	7,900	7,957,126
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	141,861
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	114,514
5.700%	03/08/33	3,766	3,841,298
Sub. Notes
8.500%(ff)	01/15/84	15,065	16,345,525
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	$3,945,355
5.300%	04/15/47	270	245,625
5.400%	10/01/47	5,353	4,942,555
5.550%	02/15/28	64	64,877
5.750%	02/15/33	197	200,191
6.000%	06/15/48	6,575	6,539,058
6.100%	12/01/28(a)	13,000	13,485,220
6.100%	02/15/42	2,565	2,589,292
6.125%	12/15/45	210	211,299
6.250%	04/15/49	2,640	2,710,867
6.400%	12/01/30	7,665	8,085,682
6.550%	12/01/33	16,730	17,928,144
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	540	571,951
6.125%	10/15/39	790	843,917
Gtd. Notes, 3 Month SOFR + 3.039%
8.380%(c)	06/01/67	12,000	11,743,547
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	2,047	1,990,621
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	6,650	5,378,576
2.550%	07/01/30	3,725	3,186,114
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	627,098
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	460,928
5.400%	09/01/44	186	173,300
5.500%	03/01/44	3,798	3,605,011
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	3,135	2,068,169
5.050%	02/15/46	5,840	5,194,277
5.550%	06/01/45	540	515,316
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	759,444
4.700%	04/15/48	1,145	977,417
4.875%	06/01/25	1,785	1,770,412
5.200%	03/01/47	6,580	6,024,214
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	2,900	2,020,454
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	3,955	4,305,204
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	895,127
3.200%	03/15/25	1,875	1,829,203

A21

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
3.400%	09/01/29	1,720	$1,584,483
4.450%	09/01/49	1,088	881,571
4.500%	03/15/50	900	732,856
4.950%	07/13/47	1,120	983,511
5.200%	07/15/48	1,855	1,701,048
6.050%	09/01/33	16,190	16,901,545
6.350%	01/15/31	2,370	2,506,918
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	37,616
3.800%	09/15/30	308	282,405
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	202,250
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	262,925
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	2,255	2,058,259
6.500%	03/30/34	18,055	19,419,071
6.500%	02/15/53	2,356	2,530,872
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	3,370	3,353,270
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	12,696	11,826,062
4.500%	03/01/28	16,590	16,015,392
4.750%	08/15/28	3,000	2,911,265
6.150%	04/01/33(a)	2,140	2,193,937
6.350%	01/15/29	3,981	4,126,122
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	5,152	4,387,354
3.500%	10/15/51	2,050	1,458,424
4.000%	09/15/25	2,190	2,148,410
4.650%	08/15/32	8,280	7,987,002
4.900%	01/15/45	2,882	2,576,521
5.100%	09/15/45	575	532,893
5.150%	03/15/34(a)	3,528	3,497,301
5.300%	08/15/28	9,328	9,409,099
5.300%	08/15/52	615	587,254
5.400%	03/04/44	2,840	2,696,003
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	7,802	8,680,126
			318,749,476
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	4,250	3,419,054
Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	2,815	2,315,935
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
1.500%	01/31/28	4,250	$3,708,951
3.950%	03/15/29	8,148	7,701,688
5.800%	11/15/28	9,495	9,727,230
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,546,114
2.500%	08/16/31	5,150	4,226,228
3.900%	03/15/27	1,305	1,252,213
4.050%	07/01/30(a)	13,512	12,553,675
4.125%	05/15/29	3,500	3,300,641
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	3,782,576
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	14,685	12,099,228
2.900%	12/01/33(a)	1,545	1,212,210
Crown Castle, Inc.,
Sr. Unsec’d. Notes
4.800%	09/01/28	12,380	12,144,306
5.000%	01/11/28	24,515	24,270,188
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	455,347
5.250%	06/01/25	3,715	3,693,547
5.375%	04/15/26	12,160	12,059,853
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31(a)	2,955	2,539,341
5.250%	12/15/32(a)	26,330	26,136,664
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31	1,475	1,164,536
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	4,420	3,674,192
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31	1,000	794,434
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	6,235	5,385,440
4.600%	02/01/33	2,000	1,891,985
6.400%	03/01/34	3,380	3,618,199
Realty Income Corp.,
Gtd. Notes
3.400%	01/15/30	17,934	16,358,123
Sr. Unsec’d. Notes
2.700%	02/15/32	3,700	3,092,187
3.100%	12/15/29	13,130	11,928,339
3.250%	01/15/31	3,100	2,766,880
3.400%	01/15/28	8,390	7,919,029
4.700%	12/15/28	7,670	7,557,344
5.125%	02/15/34	3,665	3,598,866

A22

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	2,800	$2,447,040
2.700%	07/15/31	29,515	24,331,817
4.200%	04/15/32	13,027	11,706,319
5.700%	01/15/33	1,860	1,844,843
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)	545	533,287
4.125%	08/15/30	20	18,213
4.250%	12/01/26	305	293,440
4.500%	09/01/26	3,406	3,299,116
4.625%	06/15/25	651	641,793
4.625%	12/01/29	375	354,473
5.750%	02/01/27	65	64,949
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31	20,195	17,333,964
3.100%	01/15/30	3,400	3,061,507
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	13,255	10,289,625
			290,695,875
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	2,435	1,962,921
4.750%	06/01/30	805	773,720
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	530	427,879
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,813,013
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	01/27/25	200	196,294
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	4,880	5,158,414
			11,332,241
Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31(a)	195	164,279
3.500%	02/15/41	16,350	12,695,439
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,075	1,677,325
3.187%	11/15/36	12,390	9,849,193
3.419%	04/15/33	5,000	4,328,525
3.469%	04/15/34	163	139,760
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29	7,970	8,164,747
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31(a)	3,545	$2,969,717
3.400%	05/01/30	500	453,289
			40,442,274
Software — 0.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	4,460	3,252,968
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	16,415	15,285,538
5.450%	03/02/28	5,380	5,448,418
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	16	10,536
2.921%	03/17/52	29	20,506
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	17,580	12,691,022
3.950%	03/25/51	2,050	1,561,321
6.150%	11/09/29	73	76,968
			38,347,277
Telecommunications — 2.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	650	521,117
3.500%	06/01/41	14,600	11,387,739
3.500%	09/15/53	5,283	3,732,304
3.550%	09/15/55	2,264	1,581,868
3.650%	09/15/59	23,320	16,245,017
4.500%	05/15/35	620	578,213
5.400%	02/15/34(a)	56,145	56,869,495
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $231,555; purchased 11/14/23)(f)
0.000%	12/31/30^	206	244,686
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $99; purchased 11/14/23)(f)
0.000%	12/31/30^	992	1
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $13,600; purchased 11/14/23)(f)
0.000%	12/31/30^	6	2,677
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $58; purchased 11/14/23)(f)
0.000%	12/31/30^	583	1
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,859,433; purchased 01/29/24 - 01/30/24)(f)
10.500%	05/25/27	2,013	1,977,583

A23

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $4,480,293; purchased 01/30/24)(f)
10.500%	11/25/28	6,941	$5,559,666
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30	1,425	895,419
4.875%	06/15/29	725	483,937
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	3,720	3,833,505
10.500%	05/15/30	3,350	3,458,175
11.000%	11/15/29	12,696	13,225,707
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
5.750%	10/06/28	7,850	8,099,870
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.500%	03/15/42	377	325,714
4.550%	03/15/52	377	317,258
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	365	376,922
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	85	80,421
2.250%	11/15/31	3,150	2,585,859
2.550%	02/15/31	52,681	44,860,314
2.625%	02/15/29	650	582,201
2.875%	02/15/31(a)	491	426,982
3.000%	02/15/41	910	670,189
3.875%	04/15/30	2,490	2,334,082
4.375%	04/15/40	16	14,252
4.750%	02/01/28	60	59,215
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes
6.375%	09/20/28	220	107,800
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28(a)	22,116	19,918,789
2.355%	03/15/32(a)	6,475	5,320,675
2.650%	11/20/40	8,155	5,745,932
3.400%	03/22/41	22,445	17,528,914
			229,952,499
Transportation — 0.1%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50	3,555	2,650,745
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	3,680	3,253,856
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	88	86,669
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34		161	$151,296
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	04/06/71		845	627,507
				6,770,073
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.700%	02/01/28		20,860	21,160,042

Total Corporate Bonds (cost $4,047,011,464)				4,111,790,169
Floating Rate and Other Loans — 0.0%
Telecommunications
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.063%(c)	05/29/27		1,014	967,954
Level 3 Financing, Inc.,
Term Loan, 1 Month SOFR + 6.560%
11.875%(c)	04/16/29^		697	690,467
11.875%(c)	04/15/30^		703	695,533
Lumen Technologies, Inc.,
Additional Second Lien Loan Facility
—%(p)	06/01/28	EUR	202	185,501
Term B-1 Loan, 1 Month SOFR + 2.464%
7.780%(c)	04/15/29		226	167,268
Term B-2 Loan, 1 Month SOFR + 2.464%
7.793%(c)	04/15/30^		231	170,740

Total Floating Rate and Other Loans (cost $2,847,031)				2,877,463
Municipal Bonds — 0.8%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		765	735,418
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		830	807,430
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		4,270	4,803,313
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39		4,300	4,642,883
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39		1,165	1,221,058
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39		4,145	4,366,875

A24

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	$244,867
7.550%	04/01/39	165	202,092
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	315,631
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	800,255
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	326,989
			16,923,963
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	1,030,485
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	506,281
Florida — 0.0%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	23,850
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	326,856
			350,706
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,706	1,963,908
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	357,126
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	568	639,863
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	71,836
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	470	466,049
			1,534,874
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	750	772,529
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Michigan — 0.1%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	$1,705,328
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	4,955,344
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	1,122	883,210
4.454%	04/01/2122	4,350	3,745,560
			11,289,442
Missouri — 0.1%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	144,025
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.229%	05/15/50	5,000	3,713,516
			3,857,541
New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	187,981
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,615,015
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	663,762
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	827,673
			4,294,431
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,645,404
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	713,090
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	405	418,357
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,075,624
5.770%	03/15/39	1,740	1,773,946
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	4,431,328
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	855,560

A25

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	$348,131
			12,261,440
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	1,424,954
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	2,205	2,019,574
			3,444,528
Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	134,920
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,369,251
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	2,890,391
			4,394,562
Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1
5.000%	07/01/58	755	755,449
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	167,361
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	950,259
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	598,412
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	920	754,615
			2,470,647
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	205,387
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	2,984,280
			3,189,667
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Washington — 0.1%
Washington State Housing Finance Commission,
Revenue Bonds, Series 2023-01, Class X
1.404%(cc)	04/20/37	54,550	$5,947,297

Total Municipal Bonds (cost $80,172,650)			76,530,598
Residential Mortgage-Backed Securities — 2.4%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
4.452%(cc)	10/20/46	19	15,709
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
9.322%(c)	07/01/26^	7,631	7,636,024
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
4.958%(cc)	08/25/35	72	64,525
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.720%(c)	09/25/31	950	952,228
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
7.470%(c)	01/26/32	2,420	2,429,047
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.020%(c)	01/26/32	5,870	5,972,275
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.428%(cc)	09/25/47	423	370,140
Series 2022-A, Class A1, 144A
6.170%	09/25/62	707	706,934
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 30 Day Average SOFR + 4.464% (Cap N/A, Floor 0.000%)
9.785%(c)	04/25/31	1,799	1,934,988
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)
7.485%(c)	01/25/40	882	893,685
Series 2020-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.114% (Cap N/A, Floor 0.000%)
7.435%(c)	01/25/40	267	270,007
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.420%(c)	10/25/41	2,740	2,818,685
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.870%(c)	10/25/41	1,630	1,637,025
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
7.220%(c)	12/25/41	2,900	2,920,028
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.570%(c)	03/25/42	3,275	3,655,349

A26

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.570%(c)	03/25/42	730	$794,272
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.420%(c)	03/25/42	1,265	1,314,701
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)
10.920%(c)	07/25/42	4,024	4,431,066
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 3.600%)
8.920%(c)	07/25/42	1,000	1,055,630
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.721%(c)	12/25/42	249	255,575
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.620%(c)	01/25/43	2,080	2,129,392
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
8.020%(c)	07/25/43	500	517,427
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.820%(c)	10/25/43	1,402	1,408,106
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.820%(c)	10/25/43	2,990	3,066,225
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.044%(c)	05/25/35	234	192,296
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
4.681%(cc)	08/25/60	1,217	1,205,167
Series 2022-JR01, Class A1, 144A
4.267%	10/25/66	2,393	2,350,822
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.020%(c)	10/25/33	2,038	2,043,268
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.770%(c)	04/25/34	500	511,487
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.320%(c)	09/26/33	3,000	3,011,769
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
8.620%(c)	11/25/41	160	164,995
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.320%(c)	11/25/41	1,620	1,629,200
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	25	24,185
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2010-43, Class AH
3.250%	05/25/40	2	$2,039
Series 2012-134, Class IL, IO
3.500%	12/25/32	232	24,265
Series 2014-10, Class KM
3.500%	09/25/43	7	6,749
Series 2014-35, Class CA
3.500%	06/25/44	4	3,646
Series 2017-33, Class LB
3.000%	05/25/39	9	8,094
Series 2018-16, Class MB
3.500%	07/25/46	765	738,726
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 30 Day Average SOFR + 3.414% (Cap N/A, Floor 0.000%)
8.735%(c)	10/25/27	127	127,746
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.414% (Cap N/A, Floor 0.000%)
7.735%(c)	01/25/50	1,747	1,805,632
Series 2020-DNA02, Class B1, 144A, 30 Day Average SOFR + 2.614% (Cap N/A, Floor 0.000%)
7.935%(c)	02/25/50	2,000	2,086,837
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.435%(c)	08/25/50	1,917	2,169,557
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.120%(c)	10/25/50	2,165	2,431,875
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.320%(c)	12/25/50	200	210,313
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.685%(c)	09/25/50	1,079	1,189,280
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.320%(c)	11/25/50	1,965	2,207,650
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.970%(c)	01/25/51	4,525	4,790,720
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.120%(c)	01/25/51	1,056	1,063,891
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.720%(c)	08/25/33	2,100	2,284,709
Series 2021-DNA02, Class M2, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.620%(c)	08/25/33	6,684	6,815,968
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.820%(c)	10/25/33	5,506	6,055,844
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	10/25/33	1,000	1,017,472

A27

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.970%(c)	01/25/34	648	$650,471
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.720%(c)	10/25/41	2,200	2,276,309
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.820%(c)	10/25/41	400	400,574
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.120%(c)	11/25/41	4,400	4,425,012
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.320%(c)	08/25/33	5,584	5,937,656
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.470%(c)	12/25/33	1,000	1,076,486
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
7.370%(c)	12/25/33	15,156	15,346,382
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.670%(c)	09/25/41	700	720,976
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	09/25/41	4,320	4,332,085
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.670%(c)	12/25/41	5,900	5,933,098
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
7.170%(c)	01/25/42	17,211	17,299,809
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.820%(c)	01/25/42	210	213,545
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.720%(c)	02/25/42	9,900	10,079,032
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.220%(c)	04/25/42	3,100	3,204,796
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.670%(c)	05/25/42	1,300	1,358,039
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
9.020%(c)	09/25/42	4,500	4,769,722
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
5.266%(cc)	03/25/35	139	82,459
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	108	106,646
Series 4289, Class WZ
3.000%	01/15/44	667	593,080
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4533, Class GA
3.000%	06/15/28	9	$8,880
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	3	3,035
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
6.364%(cc)	10/25/33	42	39,405
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month SOFR + 0.254% (Cap N/A, Floor 0.140%)
5.584%(c)	10/26/36	232	231,678
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month SOFR + 0.654% (Cap 10.500%, Floor 0.540%)
5.981%(c)	03/19/35	744	732,773
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.085%(c)	05/25/29	518	517,632
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.120%(c)	01/25/34	2,685	2,715,696
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
7.858%(cc)	09/25/59	9,142	9,132,352
Series 2020-GS01, Class A1, 144A
6.882%(cc)	10/25/59	113	112,554
Series 2020-SL01, Class A, 144A
5.734%(cc)	01/25/60	198	197,689
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.194%(c)	01/25/48	137	132,819
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.370%(c)	10/25/33	337	337,541
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.220%(c)	04/25/34	6,000	6,102,164
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
6.094%(c)	06/25/57	1,749	1,679,807
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)
9.197%(c)	05/30/25	2,467	2,468,056
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.170%(c)	11/25/31	764	764,688

A28

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.020%(c)	11/25/31		5,500	$5,631,567
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		1	1,258
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58		8	7,244
Series 2019-03, Class MA
3.500%	10/25/58		7	6,412
Series 2019-04, Class MA
3.000%	02/25/59		9	8,320
Series 2019-04, Class MV
3.000%	02/25/59		9	7,265
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.848%(c)	06/24/71	EUR	4,426	4,792,711
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
5.925%(cc)	12/25/34		925	841,428
Series 2005-01, Class 2A
6.336%(cc)	02/25/35		647	604,778
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.444%(c)	10/25/59		480	483,166
Series 2020-01, Class A2B, 144A
3.250%(cc)	01/25/60		4,514	3,804,888
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		6,898	6,465,516
Series 2021-SJ02, Class A2, 144A
2.500%(cc)	12/25/61		1,592	1,345,041
Verus Securitization Trust,
Series 2024-02, Class A1, 144A
6.095%(cc)	02/25/69		1,984	1,983,662
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)
6.284%(c)	06/25/44		605	552,214
Series 2007-HY01, Class 3A3
4.174%(cc)	02/25/37		1,741	1,435,592
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
5.859%(c)	04/25/47		1,732	1,393,606

Total Residential Mortgage-Backed Securities (cost $214,289,477)				226,770,859
Sovereign Bonds — 1.5%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		400	345,125
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32		539	495,880
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49		622	$526,951
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		2,441	2,045,863
3.375%	08/20/50		1,303	875,453
5.000%	07/15/32		200	193,063
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,330	4,265,050
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		250	235,125
7.375%	09/18/37		800	794,000
8.000%	04/20/33		200	211,200
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		620	563,270
4.875%	09/23/32		600	537,937
5.875%	01/30/60		550	467,672
6.400%	06/05/49		250	234,844
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		1,619	1,451,535
5.300%	01/21/41		173	147,104
5.500%	02/22/29		13,629	13,192,872
5.950%	01/25/27		412	409,528
6.000%	07/19/28		2,579	2,566,105
6.000%	02/22/33		519	504,890
6.875%	01/29/26		528	533,016
7.050%	02/03/31		151	156,379
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		372	307,249
5.500%	01/18/33(a)		400	404,125
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		1,630	1,346,278
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35	EUR	345	286,480
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,505	1,498,850
1.100%	03/12/33	EUR	340	290,925
1.450%	09/18/26	EUR	2,679	2,732,179
1.750%	04/24/25	EUR	765	803,911
3.375%	07/30/25	EUR	4,161	4,456,829
3.500%	01/11/28		290	275,561
Sr. Unsec’d. Notes, 144A, MTN
3.750%	06/14/28	EUR	1,200	1,299,879
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	11,280	12,218,866
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	957	952,444
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.250%	08/12/36	EUR	100	85,364

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
2.659%	05/24/31		2,145	$1,788,930
3.500%	02/12/34		256	213,440
4.280%	08/14/41		500	402,000
4.500%	01/31/50(a)		621	489,659
4.600%	02/10/48		514	412,806
4.875%	05/19/33		2,664	2,525,805
5.400%	02/09/28		200	201,375
6.350%	02/09/35		200	206,625
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		888	879,397
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,260	1,219,680
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26		115	108,963
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,230,937
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	176,323
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		29,135	28,706,937
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	255	254,372
Sr. Unsec’d. Notes
3.000%	02/14/31		496	416,950
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		114	95,831
5.250%	11/25/27		154	151,834
6.625%	02/17/28		194	199,725
7.125%	01/17/33		218	233,328
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	55	47,228
2.375%	04/19/27	EUR	1,105	1,132,895
3.500%	04/03/34	EUR	345	319,281
3.875%	10/29/35	EUR	1,136	1,060,121
5.000%	09/27/26	EUR	6,800	7,510,341
6.000%	05/25/34		140	139,125
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	95	94,516
3.875%	10/29/35	EUR	1,269	1,184,237
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	95	69,982
2.750%	04/14/41	EUR	45	33,134
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	90	80,863
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		800	766,500
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	2,430	2,212,799
3.125%	05/15/27	EUR	15,675	16,266,243
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,720	$1,385,338
2.125%	12/01/30		774	613,153
6.250%	05/26/28		2,710	2,765,047
6.500%	09/26/33		200	204,063
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.253%	03/15/35(d)		200	58,100
7.375%	09/25/34(d)		400	116,600
7.750%	09/01/24(d)		1,015	380,625
7.750%(cc)	08/01/41(d)		443	244,758
8.994%	02/01/26(d)		1,325	500,188
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	6,310	1,814,210
6.876%	05/21/31(d)		200	58,300
7.253%	03/15/35(d)		929	269,875
7.750%	09/01/24(d)		4,640	1,740,000
8.994%	02/01/26(d)		3,416	1,289,540
9.750%	11/01/30(d)		2,064	720,336

Total Sovereign Bonds (cost $138,738,826)				140,704,117
U.S. Government Agency Obligations — 23.2%
Federal Home Loan Mortgage Corp.
1.500%	10/01/36		2,239	1,938,547
1.500%	05/01/51		2,252	1,701,643
2.000%	02/01/42		128	107,747
2.000%	12/01/50		12,723	10,120,461
2.000%	02/01/51		2,716	2,162,990
2.000%	03/01/51		41,749	33,100,058
2.000%	04/01/51		8,258	6,571,526
2.000%	05/01/51		26,803	21,304,039
2.000%	07/01/51		24,250	19,266,360
2.000%	02/01/52		25	20,077
2.000%	02/01/52		57	45,897
2.000%	02/01/52		67	53,556
2.500%	08/01/40		51	44,270
2.500%	12/01/50		92	76,671
2.500%	02/01/51		6,494	5,405,650
2.500%	03/01/51		60,144	50,100,368
2.500%	04/01/51		14,037	11,605,934
2.500%	04/01/51		28,566	23,748,522
2.500%	05/01/51		1,122	941,186
2.500%	07/01/51		3,459	2,872,411
2.500%	10/01/51		62	52,040
2.500%	12/01/51		107	88,801
2.500%	12/01/51		159	131,701
2.500%	03/01/52		50	42,321
3.000%	11/01/42		70	62,876
3.000%	09/01/46		1,185	1,044,040
3.000%	11/01/46		166	146,562
3.000%	11/01/46		1,132	996,021
3.000%	12/01/46		56	49,078
3.000%	12/01/46		3,305	2,905,760
3.000%	01/01/47		473	416,014
3.000%	02/01/50		24	20,773
3.000%	06/01/50		27	23,742

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	01/01/52	91	$78,200
3.000%	01/01/52	66,195	57,411,843
3.000%	02/01/52	34,259	29,511,547
3.000%	03/01/52	24,359	20,967,600
3.500%	04/01/32	38	36,458
3.500%	08/01/32	69	65,889
3.500%	07/01/42	18	16,501
3.500%	09/01/42	109	100,450
3.500%	01/01/44	3,851	3,540,634
3.500%	02/01/44	349	321,658
3.500%	04/01/44	8,424	7,741,192
3.500%	07/01/46	232	214,085
3.500%	08/01/46	72	66,031
3.500%	05/01/47	71	64,887
3.500%	05/01/49	6	5,575
3.500%	04/01/50	3,318	3,013,131
3.500%	01/01/52	6,374	5,720,746
3.500%	03/01/52	6,481	5,818,097
3.500%	04/01/52	13,047	11,676,996
3.500%	05/01/52	29	26,300
3.500%	05/01/52	30,383	27,205,862
4.000%	01/01/40	150	143,901
4.000%	09/01/40	564	535,392
4.000%	11/01/40	435	412,735
4.000%	12/01/40	298	282,759
4.000%	08/01/44	63	60,705
4.000%	07/01/48	587	554,193
4.000%	04/01/52	6,877	6,376,464
4.000%	05/01/52	26,261	24,357,404
4.500%	12/01/40	180	176,588
4.500%	07/01/41	327	321,393
4.500%	03/01/42	297	291,645
4.500%	06/01/44	228	222,440
4.500%	08/01/46	36	35,302
4.500%	05/01/52	9,266	8,823,215
4.500%	06/01/52	2,734	2,603,347
4.500%	07/01/52	22,856	21,764,513
4.500%	09/01/52	3,121	2,972,312
5.000%	06/01/52	23,634	23,081,810
5.000%	07/01/52	14,772	14,425,518
5.000%	08/01/52	112	109,294
5.000%	09/01/52	70,406	68,749,850
5.500%	08/01/52	4,733	4,722,335
5.500%	09/01/52	5,377	5,363,034
5.500%	11/01/52	35,618	35,559,673
6.000%	08/01/52	1,308	1,321,884
6.000%	09/01/52	7,296	7,383,580
6.250%	07/15/32	240	272,880
6.500%	01/01/53	2,571	2,626,731
7.000%	01/01/53	3,096	3,192,361
Federal Home Loan Mortgage Corp., MTN
3.618%(s)	12/14/29	725	562,700
Federal National Mortgage Assoc.
1.500%	09/01/41	63	51,058
1.500%	02/01/42	22	17,941
1.500%	12/01/50	41,505	31,271,827
1.500%	01/01/51	3,501	2,645,237
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
1.500%	02/01/51	94,637	$71,478,940
1.500%	03/01/51	16,475	12,455,801
1.500%	06/01/51	8,995	6,785,492
2.000%	06/01/37	203	179,729
2.000%	07/01/37	69	61,746
2.000%	08/01/37	442	391,852
2.000%	02/01/42	234	196,050
2.000%	03/01/42	127	106,585
2.000%	04/01/42	213	178,560
2.000%	11/01/50	11,477	9,153,543
2.000%	12/01/50	19	14,864
2.000%	12/01/50	13,473	10,737,561
2.000%	01/01/51	12	9,975
2.000%	01/01/51	12,946	10,304,537
2.000%	02/01/51	20	16,480
2.000%	03/01/51	58,172	46,211,339
2.000%	04/01/51	25,167	19,990,998
2.000%	05/01/51	15,909	12,659,405
2.000%	08/01/51	27,001	21,442,340
2.000%	03/01/52	35	28,399
2.500%	08/01/37	51	46,157
2.500%	07/01/40	35	30,821
2.500%	03/01/42	106	91,682
2.500%	04/01/42	156	134,080
2.500%	08/01/46	75	63,687
2.500%	11/01/46	17	14,522
2.500%	02/01/50	9	7,485
2.500%	02/01/50	21	17,631
2.500%	05/01/50	883	731,661
2.500%	07/01/50	21	17,538
2.500%	07/01/50	33	27,512
2.500%	07/01/50	2,631	2,221,477
2.500%	08/01/50	1,929	1,608,217
2.500%	09/01/50	3,848	3,238,850
2.500%	10/01/50	106	89,484
2.500%	11/01/50	2,055	1,712,720
2.500%	12/01/50	92	76,868
2.500%	01/01/51	48,898	40,653,494
2.500%	02/01/51	8,220	6,841,037
2.500%	04/01/51	7,153	5,948,624
2.500%	05/01/51	58	48,059
2.500%	05/01/51	202	166,938
2.500%	05/01/51	233	192,368
2.500%	05/01/51	4,121	3,459,461
2.500%	05/01/51	40,830	33,923,364
2.500%	06/01/51	12,990	10,789,806
2.500%	07/01/51	5,112	4,245,111
2.500%	08/01/51	39	32,295
2.500%	08/01/51	4,564	3,788,807
2.500%	10/01/51	21	17,068
2.500%	11/01/51	534	442,649
2.500%	12/01/51	83	69,521
2.500%	12/01/51	128	107,041
2.500%	01/01/52	107	89,672
2.500%	01/01/52	107	90,092
2.500%	01/01/52	2,832	2,342,092
2.500%	03/01/52	57	47,651

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	03/01/52	129	$108,253
3.000%	TBA	10,000	8,611,486
3.000%	11/01/28	3	3,303
3.000%	09/01/32	62	58,941
3.000%	08/01/33	16	15,184
3.000%	11/01/43	976	871,500
3.000%	11/01/46	76	67,225
3.000%	01/01/47	5,221	4,590,022
3.000%	01/01/47	11,621	10,182,027
3.000%	02/01/47	12,924	11,363,138
3.000%	04/01/47	1,607	1,413,916
3.000%	07/01/47	4,897	4,306,861
3.000%	12/01/47	962	851,615
3.000%	04/01/48	9,960	8,887,777
3.000%	07/01/48	6,393	5,622,600
3.000%	09/01/49	4,202	3,684,336
3.000%	02/01/50	21,740	19,168,089
3.000%	07/01/50	819	719,941
3.000%	05/01/51	3,462	2,998,239
3.000%	06/01/51	33	29,234
3.000%	07/01/51	6,364	5,505,560
3.000%	09/01/51	6,277	5,419,564
3.000%	10/01/51	9,932	8,567,147
3.000%	12/01/51	80	69,268
3.000%	12/01/51	147	127,303
3.000%	12/01/51	2,108	1,823,173
3.000%	01/01/52	83	72,782
3.000%	01/01/52	24,822	21,468,004
3.000%	02/01/52	16,772	14,450,471
3.000%	03/01/52	403	346,710
3.000%	03/01/52	61,720	53,170,700
3.000%	04/01/52	80,043	68,949,309
3.500%	03/01/42	109	100,018
3.500%	05/01/42	187	172,509
3.500%	07/01/42	340	312,996
3.500%	09/01/42	545	500,418
3.500%	09/01/42	2,796	2,570,274
3.500%	07/01/43	82	75,955
3.500%	04/01/45	505	463,694
3.500%	03/01/46	3	2,936
3.500%	04/01/46	45	40,616
3.500%	06/01/46	104	95,283
3.500%	02/01/47	346	315,583
3.500%	04/01/47	426	389,779
3.500%	12/01/47	23	21,332
3.500%	03/01/48	2,444	2,234,813
3.500%	07/01/48	16,462	15,088,978
3.500%	05/01/49	22	19,911
3.500%	01/01/50	4,842	4,414,216
3.500%	02/01/52	30,371	27,296,841
3.500%	03/01/52	24,907	22,385,356
3.500%	05/01/52	23	20,723
3.500%	05/01/52	166	148,917
3.500%	05/01/52	23,380	20,936,740
3.500%	08/01/52	47	42,091
4.000%	06/01/39	160	153,857
4.000%	09/01/40	270	256,092
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	02/01/45	257	$245,132
4.000%	03/01/45	104	99,175
4.000%	02/01/46	37	35,138
4.000%	04/01/46	38	36,445
4.000%	07/01/47	860	814,990
4.000%	09/01/47	270	254,946
4.000%	10/01/47	991	939,082
4.000%	11/01/47	252	238,732
4.000%	11/01/48	208	196,976
4.000%	04/01/52	15,975	14,817,823
4.000%	05/01/52	42	39,022
4.000%	05/01/52(k)	60,833	56,425,791
4.500%	05/01/39	294	288,188
4.500%	12/01/40	476	466,995
4.500%	10/01/45	553	542,767
4.500%	06/01/48	388	375,441
4.500%	12/01/48	2,691	2,596,953
4.500%	06/01/52	54,016	51,435,411
4.500%	07/01/52	67,459	64,236,692
4.500%	08/01/52	19,671	18,731,450
4.500%	09/01/52	14,319	13,634,754
5.000%	11/01/33	28	28,380
5.000%	06/01/40	33	32,545
5.000%	10/01/41	51	50,765
5.000%	05/01/52	4,496	4,392,282
5.000%	06/01/52	12,678	12,381,982
5.000%	07/01/52	36,534	35,677,469
5.000%	09/01/52(k)	92,959	90,771,761
5.000%	10/01/52	4,639	4,529,340
5.500%	07/01/52	1,000	997,874
5.500%	08/01/52	240	239,882
5.500%	10/01/52	313	312,189
5.500%	11/01/52	85,558	85,372,905
5.500%	01/01/53	5,081	5,059,046
6.000%	09/01/52	9,565	9,681,112
6.000%	11/01/52	8,446	8,549,978
6.000%	12/01/52	18,217	18,431,794
Freddie Mac Coupon Strips
4.099%(s)	07/15/32	285	192,947
Government National Mortgage Assoc.
2.000%	01/20/52	301	246,619
2.500%	03/20/51	10,523	8,975,753
2.500%	04/20/51	6,785	5,784,198
2.500%	05/20/51	6,855	5,844,955
2.500%	08/20/51	24,334	20,741,471
2.500%	09/20/51	47,792	40,730,802
2.500%	11/20/51	247	210,411
2.500%	04/20/52	249	212,226
3.000%	06/20/46	66	58,804
3.000%	09/20/47	11	10,134
3.000%	05/20/51	2,217	1,955,088
3.000%	08/20/51	44,048	38,838,572
3.000%	09/20/51	39,320	34,708,660
3.500%	09/15/41	33	31,180
3.500%	11/15/41	23	21,210
3.500%	01/15/42	71	65,554
3.500%	02/15/42	23	21,269

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/15/42	79	$73,766
3.500%	05/15/42	25	23,695
3.500%	06/15/42	16	15,194
3.500%	07/15/42	7	6,502
3.500%	07/15/42	15	14,053
3.500%	07/15/42	33	30,670
3.500%	07/15/42	36	33,549
3.500%	01/15/43	15	13,640
3.500%	02/15/43	24	22,752
3.500%	04/15/43	32	29,788
3.500%	05/15/43	6	5,999
3.500%	05/20/43	720	669,420
3.500%	07/15/43	88	81,637
3.500%	12/15/43	134	124,581
3.500%	01/15/44	19	17,971
3.500%	04/20/46	29	26,730
3.500%	05/20/46	73	67,367
3.500%	08/20/48	990	911,384
3.500%	09/20/48	1,672	1,539,611
3.500%	10/20/51	10,175	9,276,962
3.500%	12/20/51	32,843	29,937,764
3.500%	01/20/52	12,722	11,573,535
3.500%	03/20/52	29,447	26,788,748
4.000%	01/20/40	113	108,325
4.000%	10/20/40	91	87,615
4.000%	02/20/41	122	117,106
4.000%	12/20/46	439	416,560
4.000%	07/20/47	38	35,794
4.000%	12/20/47	202	191,470
4.000%	01/20/48	1,317	1,247,955
4.000%	02/20/49	194	183,957
4.000%	04/20/52	5,906	5,525,676
4.000%	09/20/52	144	134,960
4.000%	10/20/52	117	109,213
4.500%	05/20/40	283	279,027
4.500%	12/20/40	308	303,949
4.500%	11/20/46	75	74,118
4.500%	08/20/48	329	319,980
4.500%	04/20/49	28	27,656
4.500%	05/20/52	29,154	28,050,033
4.500%	06/20/52	15,646	15,050,232
4.500%	08/20/52	6,727	6,468,480
4.500%	09/20/52	484	465,579
4.500%	12/20/52	141	135,986
5.000%	06/20/48	17	16,699
5.000%	08/20/52	4,507	4,435,235
5.000%	09/20/52	3,463	3,405,280
5.000%	10/20/52	1,283	1,262,673
5.500%	01/20/53	138	137,997
6.500%	TBA	25,000	25,367,993
Resolution Funding Corp. Principal Strips
3.479%(s)	04/15/30	90	68,277
Tennessee Valley Authority Generic Strips
4.083%(s)	03/15/33	205	133,171
4.148%(s)	09/15/30	805	588,542

Total U.S. Government Agency Obligations (cost $2,226,419,201)			2,187,122,605
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 4.0%
U.S. Treasury Bonds
2.250%	05/15/41	35,000	$25,867,187
2.750%	08/15/47(k)	5,140	3,846,969
2.750%	11/15/47(h)	20,000	14,946,875
3.000%	08/15/48	120,000	93,656,250
3.000%	02/15/49	58,500	45,611,719
4.750%	11/15/43	4,200	4,359,469
4.750%	11/15/53	4,740	5,062,913
U.S. Treasury Notes
3.375%	05/15/33(k)	3,180	2,980,256
3.500%	02/15/33	18,865	17,874,587
4.000%	12/15/25	50,000	49,388,672
4.000%	02/15/34(a)	35,215	34,642,756
4.250%	12/31/25	35,000	34,715,625
U.S. Treasury Strips Coupon
5.276%(s)	05/15/40	100,000	47,968,750

Total U.S. Treasury Obligations (cost $378,918,887)			380,922,028

	Shares
Common Stock — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $380,103; purchased 01/29/24 - 01/30/24)*(f)^	313,445	673,907
(cost $380,103)
Preferred Stock — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $677,400; purchased 01/26/24 - 01/29/24)*(f)^	80,945	825,105
(cost $677,400)

Total Long-Term Investments (cost $9,084,801,107)		9,141,280,584
Short-Term Investments — 4.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	223,828,177	223,828,177
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $168,878,911; includes $167,956,410 of cash collateral for securities on loan)(b)(wb)	169,007,085	168,922,582

Total Short-Term Investments (cost $392,707,088)		392,750,759

TOTAL INVESTMENTS—101.2% (cost $9,477,508,195)		9,534,031,343

Liabilities in excess of other assets(z) — (1.2)%		(114,685,182)

Net Assets — 100.0%		$9,419,346,161

A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16,380,986 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $164,660,146; cash collateral of $167,956,410 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $19,952,732. The aggregate value of $21,466,501 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $14,655,469)	5.000%	TBA	05/13/24	$(15,000)		$(14,639,635)

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,820	2 Year U.S. Treasury Notes	Jun. 2024	$576,645,940	$(890,998)
448	5 Year U.S. Treasury Notes	Jun. 2024	47,943,002	(81,466)
2,149	20 Year U.S. Treasury Bonds	Jun. 2024	258,820,188	4,383,376
2,157	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	278,253,000	4,797,396
				8,208,308
Short Positions:
200	5 Year Euro-Bobl	Jun. 2024	25,514,803	(163,070)
146	10 Year Euro-Bund	Jun. 2024	21,008,964	(220,908)
3,853	10 Year U.S. Treasury Notes	Jun. 2024	426,900,379	(1,449,913)
				(1,833,891)
				$6,374,417
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/24	MSI	GBP	19,890	$25,067,872	$25,105,351	$37,479	$—
Canadian Dollar,
Expiring 04/02/24	BNP	CAD	6,708	4,941,954	4,952,516	10,562	—
Euro,
Expiring 04/02/24	BNYM	EUR	7,737	8,394,044	8,349,105	—	(44,939)
Expiring 04/02/24	SSB	EUR	109,152	118,091,410	117,781,417	—	(309,993)
				$156,495,280	$156,188,389	48,041	(354,932)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/24	SSB	GBP	19,890	$25,178,588	$25,105,351	$73,237	$—
Expiring 05/02/24	MSI	GBP	19,890	25,071,942	25,109,365	—	(37,423)
Canadian Dollar,
Expiring 04/02/24	MSI	CAD	6,708	4,970,313	4,952,516	17,797	—
Expiring 05/02/24	BNP	CAD	6,708	4,944,102	4,954,618	—	(10,516)
Euro,
Expiring 04/02/24	BNYM	EUR	116,889	126,788,026	126,130,522	657,504	—
Expiring 05/02/24	SSB	EUR	109,152	118,233,744	117,919,185	314,559	—
				$305,186,715	$304,171,557	1,063,097	(47,939)
						$1,111,138	$(402,871)
A35

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Arab Republic of Egypt	12/20/28	1.000%(Q)	2,000	5.297%	$(323,365)	$(3,628)	$(319,737)	MSI
Dominican Republic	12/20/28	1.000%(Q)	2,000	1.479%	(39,510)	(3,628)	(35,882)	MSI
Emirate of Abu Dhabi	12/20/28	1.000%(Q)	2,000	0.338%	57,524	(3,628)	61,152	MSI
Federal Republic of Nigeria	12/20/28	1.000%(Q)	2,000	4.769%	(289,192)	(3,628)	(285,564)	MSI
Federation of Malaysia	12/20/28	1.000%(Q)	3,000	0.387%	79,638	(5,442)	85,080	MSI
Federative Republic of Brazil	12/20/28	1.000%(Q)	9,000	1.246%	(90,204)	(16,326)	(73,878)	MSI
Kingdom of Bahrain	12/20/28	1.000%(Q)	2,000	1.795%	(65,239)	(3,628)	(61,611)	MSI
Kingdom of Morocco	12/20/28	1.000%(Q)	2,000	0.886%	10,350	(3,628)	13,978	MSI
Kingdom of Saudi Arabia	12/20/28	1.000%(Q)	4,000	0.478%	90,652	(7,256)	97,908	MSI
People’s Republic of China	12/20/28	1.000%(Q)	9,000	0.668%	129,582	(16,326)	145,908	MSI
Republic of Argentina	12/20/28	1.000%(Q)	2,000	26.204%	(1,164,823)	(3,628)	(1,161,195)	MSI
Republic of Chile	12/20/28	1.000%(Q)	7,000	0.494%	153,874	(12,698)	166,572	MSI
Republic of Colombia	12/20/28	1.000%(Q)	6,000	1.555%	(137,602)	(10,884)	(126,718)	MSI
Republic of Indonesia	12/20/28	1.000%(Q)	9,000	0.670%	129,083	(16,326)	145,409	MSI
Republic of Panama	12/20/28	1.000%(Q)	2,000	1.670%	(55,309)	(3,628)	(51,681)	MSI
Republic of Peru	12/20/28	1.000%(Q)	3,000	0.601%	52,135	(5,442)	57,577	MSI
Republic of Philippines	12/20/28	1.000%(Q)	3,000	0.575%	55,374	(5,442)	60,816	MSI
Republic of South Africa	12/20/28	1.000%(Q)	9,000	2.407%	(516,086)	(16,326)	(499,760)	MSI
Republic of Turkey	12/20/28	1.000%(Q)	9,000	2.850%	(671,255)	(16,326)	(654,929)	MSI
State of Qatar	12/20/28	1.000%(Q)	2,000	0.347%	56,761	(3,628)	60,389	MSI
Sultanate of Oman	12/20/28	1.000%(Q)	2,000	0.966%	3,557	(3,628)	7,185	MSI
United Mexican States	12/20/28	1.000%(Q)	9,000	0.835%	66,126	(16,326)	82,452	MSI
					$(2,467,929)	$(181,400)	$(2,286,529)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)*:
CDX.EM.40.V1	12/20/28	1.000%(Q)	100,000		$2,393,663		$88,107		$2,305,556		MSI
*	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	10,045	$(352,101)	$(282,029)	$(70,072)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)		Value at Trade Date		Value at March 31, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	79,952		3.116%		$587,926		$6,019,392		$5,431,466
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AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)		Value at Trade Date		Value at March 31, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	326,520		3.289%		$22,774,122		$24,080,361		$1,306,239
							$23,362,048		$30,099,753		$6,737,705
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
47,105	08/15/39	3.773%(A)	1 Day SOFR(2)(A)/ 5.340%	$—	$(769,973)	$(769,973)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS + 22 bps(T)/ 5.550%	BOA	08/21/24	87,160	$1,183,304	$—	$1,183,304
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and
A37

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A38